Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Income before taxes	R$ 6,008,234	R$ 6,394,535	R$ 11,277,490
Adjustment for:
Depreciation and amortization	11,227,498	10,919,792	8,368,623
Foreign exchange on loans and derivative financial instruments	(6,538)	(5,271)	30,664
Indexation accruals on assets and liabilities	506,056	518,833	801,912
Equity	(734)	(752)	5,847
Losses (gains) on write-off/sale of assets	(459,758)	(329,603)	(63,881)
Impairment losses - trade accounts receivable	1,740,358	1,682,348	1,533,660
Change in liability provisions	92,358	(116,717)	(80,333)
Write-off and reversals for impairment - inventories	6,508	(95,988)	(45,223)
Pension plans and other post-retirement benefits	88,487	56,012	52,885
Provisions for tax, civil, labor and regulatory contingencies	673,905	625,480	1,098,251
Interest expense	651,496	782,921	497,797
Other	(48,289)	(143,208)	(14,089)
Changes in assets and liabilities
Trade accounts receivable	(1,142,973)	(2,078,801)	(1,603,002)
Inventories	(61,783)	(15,843)	(68,127)
Taxes recoverable	1,687,393	87,550	(5,849,648)
Prepaid expenses	(146,425)	(188,641)	41,166
Other assets	(17,116)	70,265	(20,225)
Personnel, social charges and benefits	(17,755)	(13,303)	47,870
Trade accounts payable	287,273	286,513	1,056,817
Taxes, charges and contributions	38,526	1,872,920	223,059
Provisions for tax, civil, labor and regulatory contingencies	(927,057)	(1,727,178)	(3,928,925)
Other liabilities	38,334	(11,477)	(249,571)
Total adjustments	14,209,764	12,175,852	1,835,527
Cash generated from operations	20,217,998	18,570,387	13,113,017
Interest paid	(781,092)	(746,986)	(494,931)
Income and social contribution taxes paid	(95,156)	(102,205)	(676,659)
Net cash generated by operating activities	19,341,750	17,721,196	11,941,427
Cash flows from investing activities
Additions to PP&E, intangible assets and others	(8,289,264)	(8,838,641)	(8,517,458)
Proceeds from sale of PP&E	959,345	698,643	9,053
Cash paid for acquisition of companies, net of cash acquired		(70,844)
Cash received from sale of investments	116,411		10
Redemption net of judicial deposits	798,233	277,894	2,832,062
Cash and cash equivalents due to the acquisition (sale) of companies	(6,756)	5,760
Redemption of applications in guarantees	13,575
Net cash used in investing activities	(6,408,456)	(7,927,188)	(5,676,333)
Cash flows from financing activities
Payment of loans, financing, debentures and leases	(5,297,688)	(3,696,660)	(2,893,219)
Receipts - derivative financial instruments	84,400	192,124	181,117
Payments - derivative financial instruments	(69,214)	(100,581)	(85,124)
Dividend and interest on equity paid	(5,259,367)	(6,176,842)	(4,136,878)
Payment for acquisitions of shares for treasury	(22,721)
Net cash used in financing activities	(10,564,590)	(9,781,959)	(6,934,104)
Increase (decrease) in cash and cash equivalents	2,368,704	12,049	(669,010)
Cash and cash equivalents at beginning of the year	3,393,377	3,381,328	4,050,338
Cash and cash equivalents at end of the year	R$ 5,762,081	R$ 3,393,377	R$ 3,381,328